REVENUE	6 Months Ended
Jun. 30, 2025
Revenue
REVENUE

19. REVENUE

The Company’s disaggregated revenues are represented by two categories which are type of customers and by geographic areas. The Company attributed revenues to geographic areas based on customers’ place of registration.

Type of Customers

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Third-party sales	8,508,295	15,153,800
Related-party sales	7,721,659	9,549,460
Total	16,229,954	24,703,260

By Geographic Areas

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
China	11,339,341	14,408,350
Taiwan, China	2,699,665	7,307,742
Singapore	1,292,507	2,138,880
America	341,958	422,339
Others	556,483	425,949
Total	16,229,954	24,703,260